Taxes and other receivables (Tables)	12 Months Ended
Dec. 31, 2013
Taxes and Other Receivables [Abstract]
Schedule of taxes and other receivables
	$2013		$2012

Government grants		-		34,168
Other receivables		11,062		11,331

		11,062		45,499